Concentrations	12 Months Ended
Sep. 30, 2013
Risks and Uncertainties [Abstract]
Concentrations

14. Concentrations.

The transportation segment primarily serves customers in the industries in the Southeastern U.S. Significant economic disruption or downturn in this geographic region or these industries could have an adverse effect on our financial statements.

During fiscal 2013, the transportation segment’s ten largest customers accounted for approximately 54.2% of the transportation segment’s revenue. One of these customers accounted for 20.0% of the transportation segment’s revenue. The loss of any one of these customers would have an adverse effect on the Company’s revenues and income. Accounts receivable from the transportation segment’s ten largest customers was $3,565,000 and $2,988,000 at September 30, 2013 and 2012, respectively.

The mining royalty land segment has one lessee that accounted for 73.5% of the segment’s revenues and $163,000 of accounts receivable at September 30, 2013. The loss of this customer would have an adverse effect on the segment.

The Company places its cash and cash equivalents with high credit quality institutions. At times such amounts may exceed FDIC limits.